Significant Acquisitions	12 Months Ended
Dec. 31, 2011
Significant Acquisitions [Abstract]
Significant Acquisitions

Note 4. Significant Acquisitions

During the year ended December 31, 2011, the Company executed a transaction with its former partner in a joint venture that owned three luxury hotels in Austria. In connection with the transaction, the Company acquired substantially the entire interest in two of the hotels in exchange for its interest in the third hotel and a cash payment, by the Company, of approximately $27 million. The Company previously held a 47.4% ownership interest in the hotels. In accordance with ASC 805, Business Combinations, the Company accounted for this transaction as a step acquisition, remeasured its previously held investment to fair value and recorded the approximately $50 million difference between fair value and its carrying value to the gain (loss) on asset dispositions and impairments, net, line item. The fair values of the assets and liabilities acquired have been recorded in the Company’s consolidated balance sheet, including the resulting goodwill of approximately $26 million. The Company entered into a long-term management contract for the hotel in which it exchanged its minority ownership interest and recorded a deferred gain of approximately $30 million in connection with this exchange.

During the year ended December 31, 2010, the Company paid approximately $23 million to acquire a controlling interest in a joint venture, in the Americas, in which it had previously held a non-controlling interest. The primary business of the joint venture is to develop, license and manage restaurant concepts. The acquisition took place after one of the Company’s former partners exercised its right to put its interest to the Company in accordance with the terms of the joint venture agreement. In accordance with ASC 805, Business Combinations, the Company accounted for this transaction as a step acquisition, remeasured its previously held investment to fair value and recorded the approximately $5 million difference between fair value and its carrying value to the gain (loss) on asset dispositions and impairments, net, line item. The fair values of the assets and liabilities acquired were recorded in Starwood’s consolidated balance sheet, including the resulting goodwill of approximately $26 million. The results of operations going forward from the acquisition date have been included in the Company’s consolidated statements of income.